PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001

                           PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001






                                    CONTENTS


Report of Independent Auditors.................................................1

Statement of Assets, Liabilities and Members' Capital..........................2

Statement of Operations........................................................3

Statements of Changes in Members' Capital......................................4

Notes to Financial Statements..................................................5

Schedule of Portfolio Investments.............................................12

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         Report of Independent Auditors

To the Board of Directors of
  PW Eucalyptus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Eucalyptus Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2001, the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Eucalyptus Fund, L.L.C. at December 31, 2001, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                           /s/ ERNST & YOUNG LLP

New York, New York
February 14, 2002

                                                      PW EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $294,711,133)           $ 346,687,912
Cash and cash equivalents                                               630,495
Receivables:
  Due from broker                                                    48,046,670
  Investments sold, not settled                                      37,173,286
  Reclaims of foreign dividend withholding taxes, at value              222,737
  Interest                                                                5,044
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        432,766,144
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value
  (proceeds of sales $54,392,999)                                    53,322,216
Payables:
  Withdrawals payable                                                12,577,211
  Margin loan                                                        35,985,425
  Investments purchased, not settled                                  1,802,476
  Management fee                                                        339,402
  Administration fee                                                    219,896
  Interest expense                                                       74,678
  Professional fees                                                      50,000
  Miscellaneous                                                          19,070
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   104,390,374
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 328,375,770
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 275,302,315
Accumulated net unrealized appreciation on investments
  and other assets and liabilities denominated in
  foreign currencies                                                 53,073,455
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                            $ 328,375,770
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements. 2

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                    Year ended December 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $5,287)           $  1,441,742
Interest                                                                973,914
Other income                                                              2,630
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               2,418,286
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                        3,878,837
Administration fee                                                      379,149
Professional fees                                                       143,336
Miscellaneous                                                           147,303
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                              4,548,625
--------------------------------------------------------------------------------

Interest expense                                                        901,721
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        5,450,346
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (3,032,060)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
             FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain from:
  Investments                                                        24,417,370
  Foreign currency transactions                                        (899,428)
Change in net unrealized appreciation from:
  Investments                                                       (33,736,530)
  Other assets and liabilities denominated in foreign currencies         (2,641)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
             FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS     (10,221,229)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS               $(13,253,289)
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements. 3

                                                      PW EUCALYPTUS FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                                                Year ended December 31,
                                                                           2001                        2000
-----------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                                         $  (3,032,060)        $  (3,141,151)
Net realized gain from
  investments and foreign currency transactions                                23,517,942            81,321,547
Change in net unrealized appreciation/depreciation from
  investments and other assets and liabilities denominated
  in foreign currencies                                                       (33,739,171)           82,511,924
-----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                                          (13,253,289)          160,692,320
-----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Members' subscriptions                                            6,242,115           194,780,417

Members' withdrawals                                                          (27,840,769)           (8,834,627)

Offering costs                                                                    (22,443)                   --

Proceeds from Manager subscriptions                                             4,000,000                    --

Manager withdrawals                                                           (23,990,879)           (3,416,542)

-----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
             FROM CAPITAL TRANSACTIONS                                        (41,611,976)          182,529,248
-----------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF YEAR                                         383,241,035            40,019,467
-----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF YEAR                                             $ 328,375,770         $ 383,241,035
-----------------------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements. 4

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.       ORGANIZATION

         PW Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies.

         The Fund's Board of Directors, (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Eucalyptus Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisers Inc. ("OrbiMed"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at December 31, 2001, 2000 and 1999 was $10,859,353, $17,663,456 and $1,161,981,
         respectively.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.       ORGANIZATION (CONTINUED)

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" ("AICPA Guide") effective for 2001, capital withdrawals are now shown as withdrawals payable on the effective date of the tender. Capital withdrawals which were effective as of the end of prior years have been similarly reclassified on the Statement of Changes in Members' Capital.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         When the Fund holds restricted securities of a class that has been sold to the public or PIPES, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities.

         Private securities will be valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment will be revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities, with a value of $4,891,367, were fair valued at December 31, 2001.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.  FUND COSTS

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         In accordance with the accounting guidance provided in the AICPA Guide, the Fund reclassified $6,390,663 and $104,610,921 from accumulated net investment loss and accumulated net realized gain on investment and foreign currency transactions to net capital contributions. This reclassification was to reflect as an adjustment to net capital contributions the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets or Members' capital.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

3.       MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to OrbiMed.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2001, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2001 and 2000 was $12,609,575 and $18,378,745, respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of December 31, 2001 or 2000, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2001 were $19,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities, for the year ended December 31, 2001, amounted to $299,941,729 and $378,367,480, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $57,692,401 and $99,851,915 respectively. Net realized gains resulting from short positions were $19,127,992 for the year ended December 31, 2001.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $53,047,562, consisting of $80,349,671 gross unrealized appreciation and $27,302,109 gross unrealized depreciation.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2001, the Fund's average interest rate paid on borrowings was 5.06% and the average borrowings outstanding were $17,810,550. The Fund had borrowings outstanding at December 31, 2001 totaling $35,985,425.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the year ended December 31, 2001, the Fund did not trade any forward or futures contracts or engage in option transactions.

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                         PERIOD FROM
                                                                                                       NOVEMBER 22, 1999
                                                                                                       (COMMENCEMENT OF
                                                                   YEAR ENDED DECEMBER 31,            OPERATIONS) THROUGH
                                                                   2001                2000            DECEMBER 31, 1999
                                                                   ----                ----            -----------------
         Ratio of net investment loss to average net assets       -0.95%              -1.15%                 -6.11%*
         Ratio of total expenses to average net assets             1.70%               1.95%                  8.74%*
         Portfolio turnover rate                                  73.08%              75.13%                 10.94%
         Total return                                             -3.27%**            84.95%**                8.62%**
         Average debt ratio                                        5.57%               5.46%                  0.28%
         Net asset value at end of period                      $328,375,770        $383,241,035            $40,019,467

          *       Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK (105.56%)
                 BIOTECHNOLOGY TOOLS (1.36%)
        234,500  Caliper Technologies Corp.*                       $  3,660,545
         51,500  Caliper Technologies Corp.*, (d)                       803,915
                                                                   ------------
                                                                      4,464,460
                                                                   ------------

                 DRUG DELIVERY SYSTEMS (0.41%)
         67,800  Penwest Pharmaceuticals Co.*                         1,359,390
                                                                   ------------

                 HEALTH & BIOTECHNOLOGY (0.38%)
        532,800  International Biotechnology
                   Trust PLC - (United Kingdom)**                     1,232,956
                                                                   ------------

                 MEDICAL - BIOMEDICAL/GENETICS (32.60%)
        150,000  Affymetrix, Inc.*, (a)                               5,662,500
        245,000  Amgen, Inc.*, (a)                                   13,827,800
        529,000  ArQule, Inc.*,(a)                                    8,993,000
        553,900  Bio-Technology General Corp.*, (a)                   4,558,597
        612,900  Ciphergen Biosystems, Inc.*                          4,903,200
         63,640  Ciphergen Biosystems, Inc.*, (d)                       509,120
        269,000  Combimatrix Corp.*, (c)                              2,421,000
        255,000  Entremed Inc.*, (b)                                  2,012,537
        245,000  Genentech, Inc.*                                    13,291,250
        225,000  Genzyme Corp.*                                      13,468,500
        590,000  Immunex Corp.*, (a)                                 16,348,900
        188,700  Immunomedics, Inc.*                                  3,823,062
        706,000  Incyte Genomics, Inc.*, (a)                         13,724,640
        285,000  Orchid Biosciences, Inc.*, (d)                       1,567,500
        150,000  SONUS Pharmaceuticals, Inc.*, (d)                    1,212,000
        119,300  Synaptic Pharmaceutical Corp.*                         718,186
                                                                   ------------
                                                                    107,041,792
                                                                   ------------

                 MEDICAL DRUGS (56.95%)
        192,200  Actelion Ltd. - (Switzerland)**                      9,029,507
        176,000  Adolor Corp.*, (d)                                   3,159,200
         26,300  Adolor Corp.*                                          472,085
        303,000  Altana AG - (Germany)**                             15,107,914


     The preceding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK (CONTINUED)
                 ------------------------
                 MEDICAL DRUGS (CONTINUED)
        190,000  American Home Products Corp. (a)                  $ 11,658,400
        139,500  Axcan Pharma, Inc.*                                  1,980,900
        402,000  Banyu Pharmaceutical Co., Ltd. - (Japan)**           5,981,231
        157,000  Eli Lilly & Co. (a)                                 12,330,780
        120,000  Kyorin Pharmaceutical Co., Ltd. - (Japan)**          3,113,078
        153,000  Miravant Medical Technologies*                       1,470,330
        325,000  Novartis AG - (Switzerland)**                       11,744,936
        650,000  Orphan Medical, Inc.*                                8,547,500
         40,000  Orphan Medical, Inc.*, (b)                             457,830
        373,000  Pfizer, Inc. (a)                                    14,864,050
        350,000  Pharmacia Corp. (a)                                 14,927,500
        384,000  Pharmacopeia Inc. (a)                                5,333,760
        200,000  Sanofi-Synthelabo SA - (France)**                   14,922,715
        312,000  Schering-Plough Corp.                               11,172,720
        190,000  Sepracor, Inc.*, (a)                                10,841,400
         13,600  Serono SA, Class B - (Switzerland)**                11,869,252
      1,150,000  Tanabe Seiyaku Co., Ltd. - (Japan)**                10,248,743
      1,940,000  Triangle Pharmaceuticals, Inc.*, (d)                 7,779,400
                                                                   ------------
                                                                    187,013,231
                                                                   ------------

                 MEDICAL IMAGING SYSTEMS (0.24%)
        184,561  Palatin Technology, Inc.*, (d)                         775,156
                                                                   ------------

                 MEDICAL INSTRUMENTS (0.83%)
        646,100  Argonaut Technologies, Inc.*                         2,713,620
                                                                   ------------

                 MEDICAL PRODUCTS (3.13%)
         19,915  Berna Biotech AG - (Switzerland)**                  10,291,618
                                                                   ------------

                 THERAPEUTICS (9.66%)
        222,000  Abgenix, Inc.*, (a)                                  7,468,080
        445,000  BioMarin Pharmaceuticals, Inc.*, (d)                 5,980,800
        160,000  COR Therapeutics, Inc.*, (a)                         3,828,800
        190,000  Gilead Sciences, Inc.*, (a)                         12,486,800
        200,000  Titan Pharmaceuticals Inc.                           1,962,000
                                                                   ------------
                                                                     31,726,480
                                                                   ------------

                 TOTAL COMMON STOCK (COST $294,705,365)             346,618,703
                                                                   ------------


     The preceding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                 WARRANTS (0.02%)
                 ----------------
         66,750  BioMarin Pharmaceuticals, Inc., $13.10,
                   5/16/04*, (d)                                   $          0
         63,750  Entremed, Inc., $11.81, 12/18/06*, (b)                       0
            229  Orchid Biosciences, Inc., $1.61, 9/20/04*                    0
            229  Orchid Biosciences, Inc., $4.70, 7/24/11*                    0
         46,140  Palatin Technology, Inc., $2.70, 10/31/06*, (d)         69,209
                                                                   ------------
                 TOTAL WARRANTS (COST $5,768)                            69,209
                                                                   ------------

                 COMMON STOCK SOLD, NOT YET PURCHASED ((16.24)%)
                 -----------------------------------------------
                 MEDICAL - BIOMEDICAL/GENETICS ((7.84)%)
        372,100  Biomira, Inc.*                                      (1,562,819)
         97,700  EntreMed, Inc.*                                       (825,565)
        100,800  Enzo Biochem, Inc.*                                 (2,368,800)
        130,000  Exact Sciences Corp.*                               (1,333,800)
        117,000  Gene Logic, Inc.*                                   (2,204,280)
         85,800  Matritech, Inc.*                                      (244,316)
        254,768  Millennium Pharmaceuticals, Inc.*                   (6,244,364)
         42,100  Neose Technologies, Inc.*                           (1,541,702)
         66,500  Regeneron Pharmaceuticals, Inc.*                    (1,872,640)
        182,300  Sanganamo Biosciences Inc.*                         (1,702,682)
        130,300  Sheffield Pharmaceuticals, Inc*                       (611,107)
        158,000  Third Wave Technologies*                            (1,161,300)
        525,000  Zeltia, S.A. - (Spain)*,**                          (4,085,494)
                                                                   ------------
                                                                    (25,758,869)
                                                                   ------------

                 PHARMACY SERVICES ((0.65)%)
         54,000  Accredo Health, Inc.*                               (2,143,800)
                                                                   ------------

                 THERAPEUTICS ((4.45)%)
        144,100  Antigenics, Inc.*                                   (2,363,240)
         50,000  Cell Therapeutics, Inc.*                            (1,207,000)
        244,500  Dendreon Corp.*                                     (2,462,115)
        200,000  Genta, Inc.*                                        (2,846,000)
        190,400  Hollis-Eden Pharmaceuticals, Inc.*                  (1,930,656)

     The preceding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                 ------------------------------------------------
                 THERAPEUTICS (CONTINUED)
         35,900  Introgen Therapeutics, Inc.*                      $   (198,886)
         95,400  Isis Pharmaceuticals, Inc.*                         (2,116,926)
         49,900  NeoPharm, Inc.*                                     (1,249,995)
         61,100  NeoTherapeutics, Inc.*                                (223,626)
                                                                   ------------
                                                                    (14,598,444)
                                                                   ------------

                 DRUG DELIVERY SYSTEMS ((0.30)%)
         62,900  Nastech Pharmaceutic*                                 (974,950)
                                                                   ------------

                 MEDICAL DRUGS ((2.72)%)
        125,000  AstraZeneca PLC*                                    (5,636,087)
        103,000  Celgene Corp.*                                      (3,287,760)
                                                                   ------------
                                                                     (8,923,847)
                                                                   ------------

                 MEDICAL PRODUCTS ((0.28)%)
         58,300  Abiomed Inc.*                                         (922,306)
                                                                   ------------

                 TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                 (PROCEEDS $(54,392,999))                           (53,322,216)
                                                                   ------------
          TOTAL INVESTMENTS -- 89.34% (Cost $240,318,134)           293,365,696
                                                                   ------------
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.66%            35,010,074
                                                                   ------------
          TOTAL NET ASSETS -- 100.00%                              $328,375,770
                                                                   ============

* Non-income producing security
** Foreign Security Market value quoted in U.S. dollars at prevailing exchange rates.
(a) Partially or wholly held ($107,749,081, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased and margin loan.
(b) Private investment in public equity valued at fair value.
(c) Private equity investment valued at fair value.
The total market value of investments valued at fair value amounted to $4,891,367 which represented 1.49% of the net assets at December 31, 2001.
(d) Private investment in public equity (freely tradeable) at market value.


    The preceding notes are an integral part of these financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

---------------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                       COMPLEX         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY     HELD BY DIRECTOR
POSITION(S) WITH FUND           TIME SERVED(1)         DURING PAST 5 YEARS          DIRECTOR(2)   OUTSIDE FUND COMPANY
----------------------          -------------        -----------------------        -----------   --------------------
---------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS
------------------------------ ----------------- --------------------------------- ------------ ---------------------------
Meyer Feldberg, (59)                Term -       Dean and Professor of Mgmt of         58       Director of:
UBS PaineWebber, Inc.             Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------ ----------------- --------------------------------- ------------ ---------------------------
George W. Gowen, (72)               Term -       Law partner for Dunnington,           58       None
UBS PaineWebber, Inc.             Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------ ----------------- --------------------------------- ------------ ---------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               12       None
UBS PaineWebber, Inc.             Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
---------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (75)        Term -       Consultant to UBS PaineWebber         58       Director of Interstate
UBS PaineWebber, Inc.             Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length-since     Director of PaineWebber Inc.,
New York, NY 10019                Inception      prior to November 2000
Director
---------------------------------------------------------------------------------------------------------------------------
                                              OFFICER(S) WHO ARE NOT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Kevin Treacy, (41)             Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber, Inc.            Length-since    UBS PaineWebber Inc.,
1285 Avenue of the Americas     September 2001   Alternative Investment Group,
New York, NY 10019                               since September 2001
Principal Accounting Officer                     Prior to September 2001, CFO -
                                                 Redwolf Capital Management LLC,
                                                 Hedge Fund Manager
                                                 Prior to April 1999,Vice
                                                 President of Finance for John
                                                 W. Henry & Co., Commodity
                                                 Trading Adviser
------------------------------ ----------------- --------------------------------- ------------ ---------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber, Inc.           Length-since     Counsel and First Vice
1285 Avenue of the Americas      October 2000    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
---------------------------------------------------------------------------------------------------------------------------

(1)For the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2)Of the 58 funds/portfolios in the complex, 46 are advised by an affiliate of UBS PaineWebber Inc., and 12 comprise UBS PaineWebber's Alternative Investment Group of Funds.